11 Greenway Plaza, Suite 1000
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invesco.com
September 1, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Sector Funds (Invesco Sector Funds)
CIK 0000725781
1933 Act Registration No. 002-85905
1940 Act Registration No. 811-03826
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, as applicable, of:
Invesco American Value Fund, Invesco Comstock Fund, Invesco Comstock Select Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco Gold & Special Minerals Fund, Invesco Small Cap Value Fund, Invesco Technology Fund and Invesco Value Opportunities Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 120 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 26, 2021.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4208 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards Assistant General Counsel